Drilling rigs (Details) - Drilling rigs - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Drilling units [Line Items]
Cost	$ 6,434.2	$ 5,790.5
Accumulated depreciation	(886.9)	(649.4)
Net book value	5,547.3	5,141.1
Depreciation and amortization expense	$ 237.5	$ 198.7	$ 141.2